Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000123807
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LSV Small Cap Value Fund, Institutional Class Shares
C000142891
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LSV Small Cap Value Fund, Investor Class Shares
Without Sales Load [Member] | C000123807
Average Annual Return [Line Items]
Average Annual Return, Percent		3.75%	16.02%	7.56%
Without Sales Load [Member] | C000142891
Average Annual Return [Line Items]
Average Annual Return, Percent		3.50%	15.72%	7.28%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell 2000 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 2000 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		9.87%	13.85%	8.66%
Russell 2000 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 2000 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		9.87%	13.85%	8.66%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.